Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Prepayments and Other Receivables

	2018	2017
	RMB million	RMB million
Value added tax recoverable	5,484	3,662
Value added tax refundable	979	1,387
Subsidy receivable	2,092	1,450
Prepaid corporate income tax	306	139
Advance to suppliers	222	218
Prepaid aircraft operating lease rentals	478	319
Rebate receivables on aircraft acquisitions	1,399	944
Amounts due from related parties (note 49(c)(i))	278	569
Deposits relating to aircraft held under operating leases	13	76
Other deposits	194	200
Others	577	548

	12,022	9,512
Provision for impairment of other receivables	(246)	(198)

	11,776	9,314

Schedule of Movements of Loss Allowances Measured at 12-month and Lifetime Expected Credit Losses Included in Other Receivables and Gross Carrying Amounts of Fnancial Assets

Set out below are the movements of loss allowances measured at 12-month and lifetime expected credit losses for the financial assets included in other receivables.

	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 2	Stage 3	Total
		(Individually)	(Collectively)
As at January 1, 2018	4	—	72	122	198
Transferred - to stage 2	(1)	—	1	—	—
Accrual	13	—	36	—	49
Reversal	—	—	(1)	—	(1)

As at December 31, 2018	16	—	108	122	246

The gross carrying amounts of the financial assets affecting the loss allowances above are as follows.

	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 2	Stage 3	Total
		(Individually)	(Collectively)
As at January 1, 2018	2,394	—	25	122	2,541
Transferred - to stage 2	(399)	298	101	—	—
Accrual	303	—	138	—	441
Reversal	—	—	(5)	—	(5)

As at December 31, 2018	2,298	298	259	122	2,977